NET REVENUES - Contract balance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accounts Receivable
Opening Balance	¥ 413,101		¥ 536,823
Increase/(decrease), net	(153,415)		(123,722)
Ending Balance	259,686	$ 37,135	413,101
Advances from Customers
Opening Balance	149,687		124,995
Increase/(decrease), net	(40,741)		24,692
Ending Balance	108,946		149,687
Revenue recognized	¥ 149,687		¥ 124,995
MP Service
Contract balance
Maximum term of contract with customer	1 year	1 year	1 year